March 4, 2011

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629

Re:          \Nationwide Life Insurance Company
Nationwide VLI Separate Account-4
File Numbers:  333-169789 and 811-08301

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide VLI Separate Account-4 ("Variable Account"), we are filing this correspondence to propose amended clarifying disclosure relating to the above-mentioned pending N-6 registration statement.  We filed Pre-Effective Amendment No. 1 to the registration statement on January 26, 2011, and received oral comments on February 17, 2011.  The item numbers in parentheses correspond to those numbers in Pre-Effective Amendment No. 1.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

1.  Cover Page (Item 2.a. and b.)
a.  We appreciate the Staff providing notification regarding forthcoming rule-making regarding the need to provide a more direct links to product prospectuses.  We are not currently in the position to provide a more direct link at this time; however, we will consider this for future product filings.

b.  We have reconsidered the Staff's original comment on this item and removed the Appendix E reference from page 1 of the prospectus and added the following language to the cover page:

Not all Riders, terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.  These state variations are described in "Appendix E: State Variations".

The United States Securities
     and Exchange Commission
March 4, 2011

_______________________

2. Fee Table Preamble & Related Statements (Item 5.) and Transaction Fee Table: Percent of Premium Charge (Item 6.)

In response to the Staff comment to clarify the disclosure in the Fee Tables, we removed the "representative costs may vary" disclosure from the Fee Tables.

We also added "per Illustration" after "$25" charge stated in the "Transaction Fees" Fee Table.

3. Periodic Charge Table (Item 7.)

In response to the Staff comment to simplify the charge names, we revised the "Per $1,000 of Base Specified Amount Charge" to reflect the "Specified Amount Charge" and the "Supplemental Insurance Rider Per $1,000 of Rider Specified Amount Charge" to reflect the "Supplemental Insurance Rider Specified Amount Charge" in both the Fee Tables and the narrative disclosure.

Additionally, clarifying disclosure was either added or removed from the following Footnotes: 5, 6, 7, 8 and 9.

4. Fund Operating Expense Table (Item. 8.)

With respect to the Total Annual Mutual Fund Operating Expenses Table, we updated the figures as of December 31, 2010.

5. Fixed Investment Option (Item 9.) and Variable Investment Options (Item 10.)

In response to the Staff comment regarding the timing of the notices provided, we revised the third sentence of the third paragraph under the "Fixed Investment Option" to reflect the following:

We will provide written notice to you in advance if we change the interest crediting rates at a time other than the beginning of a calendar quarter.

We also revised last sentence of the fourth paragraph under the "Variable Investment Option" to reflect the following:

Policy owners will receive advance notice of any such changes that affect their policy investment options.

The United States Securities
     and Exchange Commission
March 4, 2011

_______________________

6.      Transfers Among & Between the Policy Investment Options (Item 11.)

In response to the Staff comment to clarify the available modes to request fund transfers and any fund transfer restrictions, we revised the "Fixed Account Transfers" sub-section by removing the "we reserve the right" language. The first paragraph of this subsection now reflects the following:

Fixed Account Transfers

Prior to the policy's Maturity Date, you may make transfers involving the fixed investment option (the fixed account).  These transfers will be in dollars.  The frequency and amount of transfers involving the fixed account are subject to the following restrictions.

We also revised the fourth paragraph of the "Fixed Account Transfers" sub-section and the first paragraph of the "submitting a transfer Request" sub-section of the "Transfers Among and Between the Policy Investment Options" section as follows:

In the event a transfer request exceeds the applicable restrictions, we will reject all, or that portion of the request, that is in excess of the applicable restriction.  We will attempt to notify you in advance of rejecting your request.  In the event we are unsuccessful in reaching you, we will notify you in writing that the transfer request (or a portion thereof) was rejected.

In the future, we may impose different or additional restrictions on transfers to or from the fixed account.  Any restrictions that we implement will be applied consistently and uniformly and upon advance notice to you.  We may waive the above restrictions if doing so would not be unfairly discriminatory or prohibited by state law.

Submitting a Transfer Request

You can submit transfer requests in writing to our Home Office via first class U.S. mail.  We may also allow you to use other methods of communication that we deem acceptable, such as by telephone, fax or computer data feed.  You may submit a transfer request by contacting us at the telephone number on the front page of this prospectus.  We may restrict or withdraw the telephone, fax or computer data feed transfer privilege at any time.  We will use reasonable procedures to confirm that transfer instructions are genuine and will not be liable for following instructions that we reasonably determine to be genuine.

The United States Securities
     and Exchange Commission
March 4, 2011

_______________________

7.       Use of the Policy & Policy Owner and Beneficiaries (Item 12.)

In response to the Staff comment to clarify the "Use of the Policy" sub-section of "The Policy" section, we revised the first sentence of this sub-section as follows:

The policy provides policy owners, such as individuals or corporations, life insurance on themselves or an employee upon whose life the corporation has an insurable interest.

8.       Premium Payments (Item 14.)

We revised the "Target Premium and the Supplemental Insurance Rider" sub-heading under the "Premium Payment" sub-section of "The Policy" section to reflect the following:

Target Premium and the Supplemental Insurance Rider.  In general, election of the Supplemental Insurance Rider decreases the policy’s Target Premium.  Lower Target Premium may impact the amount of Percent of Premium Charge assessed because a lower Target Premium will result in a greater portion of Net Premium paid being considered Excess Premium.  The Percent of Premium Charge is less when assessed against Excess Premium than when assessed against Target Premium during the first four policy years or first four policy years following an increase in Total Specified Amount.

For more information on the Percent of Premium Charge, see the "Percent of Premium Charge" sub-section of the "Policy and Rider Charges" section of this prospectus.

9.       Enhancement Benefit (Item 16.)

In response to the Staff suggestion to clarify the purpose of the Enhancement Benefit, we revised the second paragraph of the "Enhancement Benefit" sub-section of "The Policy" section as follows:

The Enhancement Benefit is designed to, in the event of a surrender in the early policy years, minimize the difference between the accumulated Premiums paid and the actual Cash Surrender Value.  A benefit of this to an individual policy owner is to off-set the difference between the taxable income that they may incur when their employer pays the policy’s Premium and the actual Cash Surrender Value they would receive upon a policy surrender.  A benefit of this to a corporate policy owner is to allow the policy in the early policy years to more closely track the corporate liability it is intended to off-set.  The difference between the accumulated Premiums paid and the Cash Surrender Value is generally greater in the early policy years due to the upfront costs associated with purchasing the Policy and the lack of time that the policy's Cash Value has had to grow.  This is accomplished by lowering the cost associated with a surrender in the early policy years.

The United States Securities
     and Exchange Commission
March 4, 2011

_______________________

We also revised the term "Cumulative Percent of Premium Charge" to reflect "Total Percent of Premium Charge Paid" in the narrative disclosure and in the applicable Appendix.

 10.       Supplemental Insurance Rider (Item 19.) and Rider Charges (Item 23.)

In response to the Staff comment to revise the existing disclosure, specifically the significance of the "Supplemental Insurance Rider Death Benefit Calculation" sub-heading and  We revised the disclosure under the "Supplemental Insurance Rider" sub-heading of the "Rider Charges" sub-section of the "Policy and Rider Charges" section as indicated in the red-lined version of the registration statement.

11.       Illustration Charge (Item 21.)

In response to the Staff suggestion to clarify the Illustration Charge, we removed the word "Currently" from the first sentence of the "Illustration Charge" sub-section of the "Policy and Rider Charges" section.

12.        Partial Surrender & Preferred Partial Surrenders (Item 24.)

In response to the Staff comment and discussion regarding the timing of the notification should we limit the ability to request partial surrenders, we revised the third sentence of the second paragraph under the "Partial Surrender" sub-section of the "Surrenders" section to state the following:

However, should we invoke our option to limit your ability to request more than one partial surrender per policy year, we will provide you advance notification via U.S. mail.

13.        Death Benefit Options (Item 25.)

In response to the Staff comment to provide a general explanation of the benefits of each Death Benefit Option, we have revised the disclosure following the "Death Benefit Option One", "Death Benefit Option Two", and "Death Benefit Option Three" sub-headings of the "Death Benefit Options" sub-section of "The Death Benefit" section as follows:

Death Benefit Option One.  The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit on the Insured's date of death.  Death Benefit Option One provides a stated amount of Death Benefit coverage that generally remains static throughout the life of the policy.  Typically, Death Benefit Option One is elected by policy owners who are interested in maintaining a pre-determined amount of life insurance coverage.

The United States Securities
     and Exchange Commission
March 4, 2011

_______________________

Death Benefit Option Two.  The Death Benefit is the greater of the Total Specified Amount plus the Cash Value as of the date of death, or the Minimum Required Death Benefit on the Insured's date of death.  Death Benefit Option Two provides a stated amount of Death Benefit coverage in addition to the policy's Cash Value.  Typically, Death Benefit Option Two is elected by policy owners who are interested in accumulation of Cash Value in addition to a pre-determined amount of life insurance coverage.

Death Benefit Option Three.  The Death Benefit is the greater of the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, plus interest, minus all partial surrenders as the Insured's date of death), or the Minimum Required Death Benefit on the Insured's date of death.  Death Benefit Option Three provides a stated amount of Death Benefit coverage plus a return of accumulated Premium and potential interest.  Typically, Death Benefit Option Three is elected by policy owners who are interested in a policy that provides a pre-determined amount of life insurance coverage, while also providing a return of Premium.  The return of Premium component may be advantageous to corporate policy owners who have a need to off-set or account for a corporate liability.

14.       The Maximum Death Benefit (Item 26.)

The following disclosure was added as the new first paragraph under "The Maximum Death Benefit" sub-section of "The Death Benefit" section:

The policy is subject to a Maximum Death Benefit, which represents the highest amount we will pay as a Death Benefit under the policy.  We limit the Death Benefit in situations where we are unable or unwilling to accept any additional liability for providing Death Benefit coverage under the policy. The Maximum Death Benefit is shown on the Policy Data Page.

Additionally, the existing disclosure was changed in an effort to provide clarification.

15.       Payment of Policy Proceeds (Item 27.)

The first two paragraphs of the "Payment of Policy Proceeds" was amended to state the following:

Normally, we will make a lump sum payment of policy Proceeds within seven days of the date we receive your written request at our Home Office.  We will postpone payment of Proceeds on days that we are unable to price Accumulation Units and we may delay payment of Proceeds allocated to the fixed account as permitted by state law (see "Valuation of Accumulation Units" earlier in this prospectus).  You, or the Beneficiary, may also elect to leave the Proceeds on deposit with us (or our affiliate) in an interest-bearing checking account.

The United States Securities
     and Exchange Commission
March 4, 2011

_______________________

In order for us to pay the Death Benefit Proceeds, we require that the Beneficiary submit proof of death for the Insured, a completed claim form that we provide, and any other information that we may reasonably require to establish the interest of the Beneficiary(ies).

16.       Other Required Disclosure, Exhibits, and Representations.

Any exhibits, financial statements or other required disclosure will be filed in a subsequent pre-effective amendment to the Registration Statement prior to its effectiveness.

In addition, Nationwide acknowledges that:

•
should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

•
the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your continued review of this matter.  If you have any questions about this filing, please contact me directly at (614) 677-5276.

Sincerely,

/s/CHRISTINE WALKUP
Christine Walkup
Senior Counsel

cc: Paige L. Ryan, Managing Counsel